                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Atticus Capital, LLC
Address: 590 Madison Avenue
         32nd Floor
         New York, New York  10022


Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Zoraian
Title:   Chief Financial Officer
Phone:   (212) 829-8100

Signature, Place, and Date of Signing:

         /s/  John Zoraian        New York, New York    8/16/99
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]





































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $314,030



List of Other Included Managers:           NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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

                                                       ATTICUS CAPITAL LLC
                                                            FORM 13-F
                                                          JUNE 30, 1999

(ITEM 1)               (ITEM 2)  (ITEM 3)    (ITEM 4)      (ITEM 5)          (ITEM 6)            (ITEM 7)      (ITEM 8)
                      Title                    Fair          Shares        Investment Discretion  Other      Voting Authority
                       of                      Market         of           ---------------------  Managers   ----------------
   Security           Class          CUSIP     Value        Principal      Sole  Shared  Shared             Sole  Share    None
                                                                                 Defined Other
   --------           -----          -----     ------       --------       ----- ------- ------   -------   ----  -----    ----
COMMON STOCKS
-------------

TABACUS DIRECT CORP. Common Stock    002553105   4,117,500    45,000       x                                37,600   7,400
AMERICA ONLINE INC   Common Stock    023645104   7,885,411    71,523       x                                71,523
AMERICAN INTL
  GROUP INC          Common Stock    026874107  15,187,627   129,532       x                               129,532
ASSOCIATED GROUP     Common Stock    045651106     605,663     9,300       x                                 7,500   1,800
AT HOME CORP-SER A   Common Stock    045919107   2,405,181    44,592       x                                44,592
BARNESANDNOBLE.COM   Common Stock    067846105   1,350,000    75,000       x                                75,000
BROADCAST.COM INC.   Common Stock    111320107   9,335,330    70,450       x                                64,150   6,300
CADIZ INC            Common Stock    127537108      94,375    10,000       x                                10,000
CISCO SYSTEMS        Common Stock    17275r102   7,718,070   119,660       x                               119,660
CVS CORP DELAWARE    Common Stock    126650100   7,082,772   139,562       x                               139,562
CYGNUS INC.          Common Stock    232560102     813,891    62,607       x                                62,607
DATA PROCESSING
  RES CORP.          Common Stock    237823109   2,532,600   107,200       x                                98,200   9,000
FRESENIUS NATIONAL
  MEDICAL            Common Stock    358030203       1,178    78,500       x                                78,500
FRONTIER CORP        Common Stock    35906P105  21,155,875   360,100       x                               360,100
GALILEO INTERNATIONAL
  INC                Common Stock    363547100   1,255,781    23,500       x                                23,500
GENERAL ELECTRIC     Common Stock    369604103  14,316,084   127,965       x                               127,965
GLOBAL CROSSING LTD  Common Stock    G3921A100   2,420,589    56,788       x                                56,788
GULFSTREAM AEROSPACE
  CORP               Common Stock    402734107   9,918,175   146,800       x                               126,800  20,000
HONEYWELL            Common Stock    438506107  11,193,525    96,600       x                                90,600   6,000
INFOSEEK CORP.       Common Stock    45678M107   1,620,288    33,800       x                                33,800
JUNIPER NETWORKS     Common Stock    48203R104   1,713,500    11,500       x                                11,500
LUCENT TECHNOLOGIES  Common Stock    55268B106   2,973,657    44,095       x                                44,095
MAXIUM GROUP INC     Common Stock    677725104     217,188    25,000       x                                25,000
MCI WORLDCOM INC     Common Stock    98155K102   5,860,856    68,100       x                                68,100
MEDIAONE GROUP INC   Common Stock    58440J104  11,156,250   150,000       x                               140,000  10,000
MEDTRONIC INC        Common Stock    585055106  12,203,013   156,700       x                               156,700





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MORGAN STANLEY/
  EAN WITTER         Common Stock    617446448   1,026,250    10,000       x                                10,000
NALCO CHEMICAL CO.   Common Stock    629853102  12,968,750   250,000       x                               235,000  15,000
PANAVISION INC       Common Stock    69830E100     242,325    35,900       x                                35,900
SUNTRUST BANKS INC   Common Stock    867914103   4,399,560    63,360       x                                63,360
TELEBANC FINANCIAL
  CORP               Common Stock    87925R109  15,709,371   419,700       x                               380,300  39,400
TRICON GLOBAL
  RESTAURANTS        Common Stock    895953107   1,082,500    20,000       x                                20,000
UNIQUE CASUAL
  RESTAURANTS INC    Common Stock    158787101   6,321,926 1,908,506       x                             1,649,806 258,700
VODAFONE PLC ADR     Common Stock    92857T107 108,753,850   552,050       x                               509,800  42,250
WALMART              Common Stock    931142103     482,500    10,000       x                                10,000
WELLS FARGO          Common Stock    949746101   7,908,750   185,000       x                               185,000


TOTAL                x                                    314,030,157



































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